Other assets - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash for debt service	$ 26,915	$ 22,648
Restricted cash for debt service and major maintenance of vessels	15,064	13,505
Restricted cash relating to government grants	0	3,260
Chile VAT receivable	22,118	20,874
Deferred financing fees	8,813	3,010
Investment in Carbon Recycling International	4,620	4,620
Defined benefit pension plans	4,794	5,856
Other	16,839	17,218
Total other assets	99,163	90,991
Less current portion	(6,634)	(8,180)
Other assets	$ 92,529	$ 82,811